Other Operating Expenses (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Profit on sale of property, plant and equipment	R (5)	R (2)	R (42)
Social investment expenditure	155	73	74
Loss on scrapping of property, plant and equipment	21	1	140
Foreign exchange translation (gain)loss	86	682	(194)
Silicosis settlement provision/(reversal of provision)	(62)	(68)	917
Provision/(reversal of provision) for ARM BBEE Trust loan	0	(43)	13
Other (income)/expenses - net	(9)	24	(22)
Total other operating expenses	R 186	R 667	R 886